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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09223


                          Pioneer Equity Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

           Pioneer Equity Income Fund
           Schedule of Investments  01/31/05 (unaudited)

Shares                                                                   Value
           CONVERTIBLE PREFERRED STOCKS - 1.1 %
           Automobiles & Components - 1.0 %
           Automobile Manufacturers - 1.0 %
10,000     General Motors Corp., Series B, 5.25%, 3/6/32             $    221,250
175,000    Ford Capital Trust, 6.5%, 1/15/32                            8,732,500
                                                                     $  8,953,750
           Total Automobiles & Components                            $  8,953,750
           Pharmaceuticals & Biotechnology - 0.1 %
           Pharmaceuticals - 0.1 %
15,745     Schering-Plough Corp., 6.0%, 9/14/07                      $    812,836
           Total Pharmaceuticals & Biotechnology                     $    812,836
           TOTAL CONVERTIBLE PREFERRED STOCKS
           (Cost   $9,245,070)                                       $  9,766,586
           CONVERTIBLE CORPORATE BONDS - 0.1 %
           Retailing - 0.1 %
           Apparel Retail - 0.1 %
800,000    GAP, Inc., 5.75%, 3/15/09                                 $  1,096,000
           TOTAL CONVERTIBLE CORPORATE BONDS
           (Cost   $800,000)                                         $  1,096,000
           COMMON STOCKS - 98.5 %
           Energy - 10.2 %
           Integrated Oil & Gas - 10.2 %
258,780    ConocoPhillips                                            $ 24,012,196
611,400    ChevronTexaco Corp.                                         33,260,160
100,000    Occidental Petroleum Corp.                                   5,838,000
633,878    Exxon Mobil Corp.                                           32,708,105
                                                                     $ 95,818,461
           Total Energy                                              $ 95,818,461
           Materials - 7.0 %
           Commodity Chemicals - 1.8 %
200,000    Air Products & Chemicals, Inc.                            $ 11,782,000
105,232    E.I. du Pont de Nemours and Co.                              5,004,834
                                                                     $ 16,786,834
           Construction Materials - 0.6 %
100,000    Vulcan Materials Co.                                      $  5,648,000
           Diversified Chemical - 1.0 %
135,000    PPG Industries, Inc.                                      $  9,285,300
           Diversified Metals & Mining - 1.0 %
100,000    Phelps Dodge Corp.                                        $  9,630,000
           Paper Products - 0.7 %
230,000    Meadwestvaco Corp.                                        $  6,644,700
           Specialty Chemicals - 0.8 %
150,000    Valspar Corp.                                             $  7,350,000
           Steel - 1.1 %
513,705    Roanoke Electric Steel Corp.                              $ 10,197,044
           Total Materials                                           $ 65,541,878
           Capital Goods - 8.7 %
           Aerospace & Defense - 2.5 %
125,000    Boeing Co.                                                $  6,325,000
168,700    General Dynamics Corp.                                      17,418,275
                                                                     $ 23,743,275
           Electrical Component & Equipment - 1.3 %
175,000    Emerson Electric Co.                                      $ 11,767,000
           Industrial Conglomerates - 2.4 %
235,600    Johnson Controls, Inc.                                    $ 13,938,096
85,000     United Technologies Corp.                                    8,557,800
                                                                     $ 22,495,896
           Industrial Machinery - 2.5 %
632,446    Gorman-Rupp Co.                                           $ 14,293,280
350,000    The Timken Co.                                               9,016,000
                                                                     $ 23,309,280
           Total Capital Goods                                       $ 81,315,451
           Commercial Services & Supplies - 0.4 %
           Employment Services - 0.4 %
300,000    Servicemaster Co.                                         $  3,867,000
           Total Commercial Services & Supplies                      $  3,867,000
           Transportation - 1.1 %
           Railroads - 1.1 %
205,000    Burlington Northern, Inc.                                 $  9,876,900
           Total Transportation                                      $  9,876,900
           Automobiles & Components - 5.3 %
           Automobile Manufacturers - 5.3 %
550,000    Ford Motor Corp.                                          $  7,243,500
165,000    General Motors Corp. (b)                                     6,073,650
518,625    PACCAR, Inc.                                                36,646,043
                                                                     $ 49,963,193
           Total Automobiles & Components                            $ 49,963,193
           Consumer Durables & Apparel - 0.4 %
           Housewares & Specialties - 0.4 %
200,000    Tupperware Corp.                                          $  4,022,000
           Total Consumer Durables & Apparel                         $  4,022,000
           Media - 3.4 %
           Movies & Entertainment - 1.8 %
531,200    Cedar Fair, L.P.                                          $ 16,918,720
           Publishing - 1.6 %
160,000    McGraw-Hill Co., Inc.                                     $ 14,480,000
           Total Media                                               $ 31,398,720
           Retailing - 1.9 %
           Department Stores - 1.9 %
513,800    May Department Stores Co.                                 $ 17,417,820
           Total Retailing                                           $ 17,417,820
           Food, Beverage & Tobacco - 5.1 %
           Packaged Foods & Meats - 4.4 %
520,000    Campbell Soup Co.                                         $ 15,246,400
225,000    General Mills, Inc.                                         11,922,750
272,550    H.J. Heinz Co., Inc.                                        10,305,116
184,000    Sara Lee Corp.                                               4,320,320
                                                                     $ 41,794,586
           Soft Drinks - 0.7 %
116,300    PepsiCo, Inc.                                             $  6,245,310
           Total Food, Beverage & Tobacco                            $ 48,039,896
           Household & Personal Products - 1.1 %
           Household Products - 1.1 %
66,000     Colgate-Palmolive Co.                                     $  3,467,640
108,800    Clorox Co.                                                   6,464,896
                                                                     $  9,932,536
           Total Household & Personal Products                       $  9,932,536
           Health Care Equipment & Services - 3.9 %
           Health Care Distributors - 3.4 %
356,600    Abbott Laboratories                                       $ 16,054,132
100,000    Bristol-Myers Squibb Co.                                     2,344,000
210,000    Johnson & Johnson                                           13,587,000
                                                                     $ 31,985,132
           Health Care Equipment - 0.5 %
88,000     Becton, Dickinson & Co.                                   $  4,985,200
           Total Health Care Equipment & Services                    $ 36,970,332
           Pharmaceuticals & Biotechnology - 1.9 %
           Pharmaceuticals - 1.9 %
200,000    Eli Lilly & Co.                                           $ 10,848,000
240,400    Merck & Co., Inc.                                            6,743,220
                                                                     $ 17,591,220
           Total Pharmaceuticals & Biotechnology                     $ 17,591,220
           Banks - 12.4 %
           Diversified Banks - 4.8 %
100,000    Comerica, Inc. (b)                                        $  5,786,000
318,700    U.S. Bancorp                                                 9,576,935
293,166    Wachovia Corp.                                              16,080,155
215,662    Wells Fargo  & Co.                                          13,220,081
                                                                     $ 44,663,171
           Regional Banks - 4.6 %
250,000    First Horizon National Corp.                              $ 10,642,500
358,600    National City Corp.                                         12,748,230
275,000    SunTrust Banks, Inc.                                        19,805,500
                                                                     $ 43,196,230
           Thrifts & Mortgage Finance - 3.0 %
705,000    Washington Mutual, Inc.                                   $ 28,446,750
           Total Banks                                               $116,306,151
           Diversified Financials - 5.0 %
           Asset Management & Custody Banks - 4.2 %
416,000    Eaton Vance Corp.                                         $ 10,412,480
100,000    State Street Corp.                                           4,481,000
402,000    T. Rowe Price Associates, Inc.                              24,059,700
                                                                     $ 38,953,180
           Investment Banking & Brokerage - 0.8 %
175,000    A.G. Edwards, Inc.                                        $  7,465,500
           Total Diversified Financials                              $ 46,418,680
           Insurance - 3.1 %
           Property & Casualty Insurance - 3.1 %
205,100    Chubb Corp.                                               $ 15,275,848
299,300    Safeco Corp.                                                13,857,590
                                                                     $ 29,133,438
           Total Insurance                                           $ 29,133,438
           Real Estate - 1.3 %
           Real Estate Investment Trust - 1.3 %
200,000    Simon DeBartolo Group, Inc.                               $ 11,860,000
           Total Real Estate                                         $ 11,860,000
           Software & Services - 1.0 %
           Application Software - 0.3 %
100,000    Microsoft Corp.                                           $  2,628,000
           Data Processing & Outsourced Services - 0.7 %
150,000    Automatic Data Processing, Inc.                           $  6,522,000
           Total Software & Services                                 $  9,150,000
           Technology Hardware & Equipment - 2.0 %
           Communications Equipment - 0.5 %
300,000    Motorola, Inc.                                            $  4,722,000
           Computer Hardware - 1.5 %
222,550    Diebold, Inc.                                             $ 11,982,092
20,000     IBM Corp.                                                    1,868,400
                                                                     $ 13,850,492
           Total Technology Hardware & Equipment                     $ 18,572,492
           Telecommunication Services - 6.1 %
           Integrated Telecommunication Services - 6.1 %
184,585    Alltel Corp.                                              $ 10,159,558
496,400    BellSouth Corp.                                             13,025,536
644,669    SBC Communications, Inc.                                    15,317,335
230,000    AT&T Corp.                                                   4,413,700
400,000    Verizon Communications, Inc.                                14,236,000
                                                                     $ 57,152,129
           Total Telecommunication Services                          $ 57,152,129
           Utilities - 17.3 %
           Electric Utilities - 11.0 %
285,000    Ameren Corp.                                              $ 14,284,200
235,400    American Electric Power Co., Inc.                            8,297,850
436,500    Constellation Energy Group                                  21,825,000
275,000    Consolidated Edison, Inc.                                   12,064,250
120,000    FPL Group, Inc.                                              9,196,800
384,400    Great Plains Energy, Inc.                                   11,651,164
190,000    NSTAR                                                       10,693,200
440,000    Southern Co.                                                14,858,800
                                                                     $102,871,264
           Gas Utilities - 4.5 %
50,000     Atmos Energy Corp.                                        $  1,385,000
454,700    KeySpan Energy Corp.                                        17,947,008
446,600    Questar Corp.                                               22,687,280
                                                                     $ 42,019,288
           Multi-Utilities & Unregulated Power - 1.1 %
180,000    Equitable Resources, Inc.                                 $ 10,267,200
           Water Utilities - 0.7 %
275,625    Aqua America, Inc.                                        $  6,623,269
           Total Utilities                                           $161,781,021
           TOTAL COMMON STOCKS
           (Cost   $633,315,975)                                     $922,129,318

           TOTAL INVESTMENTS IN SECURITIES - 99.6%
           (Cost  $643,361,045)                                      $932,991,904
           OTHER ASSETS AND LIABILITIES - 0.4%                       $  3,592,095
           TOTAL NET ASSETS - 100.0%                                 $936,583,999


    *      Non-income producing security.

  (a) At 1/31/04, the net unrealized gain on investments based on cost for federal income tax purposes of $637,723,936 was as follows:

           Aggregate gross unrealized gain for all investments in which
            there is an excess of value over tax cost                $     310,911,509

           Aggregate gross unrealized loss for all investments in which
            there is an excess of tax cost over value                      (12,051,446)

             Net unrealized gain                                     $     298,860,063


  (b)      At January 31, 2004, the following securities were out on loan:

Shares                              Security                          Market Value
69,500     Comerica, Inc.                                            $  4,021,270
121,650    General Motors Corp.                                         4,477,937
           Total                                                     $  8,499,207

           The accompanying notes are an integral part of these financial statements



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Equity Income Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 30, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 30, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date March 30, 2005

* Print the name and title of each signing officer under his or her signature.